Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

VIA EDGAR

May 3, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lincoln Variable Insurance Products Trust

File Nos. 33-70742; 811-08090

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 99 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on April 6, 2011 (effective May 1, 2011).

If you have any questions concerning the attached filling, please do not hesitate to contact the undersigned at 603-226-5706.

Sincerely,

/s/ Craig D. Moreshead

Craig D. Moreshead

Senior Counsel